Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
AAR Corp.
(a)
........................ 322,385 $ 26,690,254
Mercury Systems, Inc.
(a)
................ 436,894 31,897,631
Moog, Inc. , Class A ................... 234,805 57,186,758
National Presto Industries, Inc. ............ 43,968 4,694,023
120,468,666
Automobile Components — 1.1%
Dana, Inc. .......................... 475,619 11,300,707
Dorman Products, Inc.
(a) (b)
............... 229,751 28,303,026
Gentherm, Inc.
(a)
..................... 111,581 4,058,201
Patrick Industries, Inc. ................. 123,699 13,412,683
XPEL, Inc.
(a) (b) (c)
...................... 209,254 10,443,867
67,518,484
Banks — 4.6%
Ameris Bancorp ...................... 301,179 22,368,564
Axos Financial, Inc.
(a) (b)
................. 466,872 40,225,692
BancFirst Corp. ...................... 107,558 11,403,299
Bancorp, Inc. (The)
(a) (b)
................. 359,888 24,299,638
BankUnited, Inc. ..................... 291,306 12,983,509
City Holding Co. ..................... 82,597 9,845,562
Community Financial System, Inc. ......... 221,860 12,743,638
Customers Bancorp, Inc.
(a) (b)
............. 128,334 9,383,782
FB Financial Corp. .................... 147,536 8,232,509
First Bancorp ....................... 897,295 23,157,150
Independent Bank Corp. ................ 176,104 12,869,680
Lakeland Financial Corp. ................ 101,802 5,808,822
OFG Bancorp ....................... 160,493 6,577,003
Park National Corp. ................... 57,855 8,804,374
Pathward Financial, Inc. ................ 186,614 13,249,594
Preferred Bank ...................... 93,250 8,805,598
Seacoast Banking Corp. of Florida ......... 376,107 11,817,282
ServisFirst Bancshares, Inc. ............. 207,561 14,900,804
Stellar Bancorp, Inc. ................... 168,398 5,210,234
TrustCo Bank Corp. ................... 65,742 2,717,117
Trustmark Corp. ..................... 244,076 9,506,760
Westamerica Bancorp ................. 89,069 4,260,170
WSFS Financial Corp. ................. 216,317 11,949,351
291,120,132
Beverages — 0.0%
National Beverage Corp.
(a)
............... 97,221 3,100,378
Biotechnology — 7.1%
(a)
ACADIA Pharmaceuticals, Inc.
(b)
........... 1,034,203 27,623,562
ADMA Biologics, Inc.
(b)
................. 1,966,044 35,860,643
Alkermes plc
(b)
....................... 1,364,000 38,164,720
Arcus Biosciences, Inc.
(b)
................ 443,915 10,578,494
Arrowhead Pharmaceuticals, Inc.
(b)
......... 1,142,116 75,825,081
Catalyst Pharmaceuticals, Inc.
(b)
........... 954,425 22,276,279
Krystal Biotech, Inc.
(b)
.................. 213,195 52,561,095
Myriad Genetics, Inc. .................. 332,991 2,047,895
Protagonist Therapeutics, Inc.
(b)
........... 485,444 42,398,679
PTC Therapeutics, Inc. ................. 663,239 50,379,634
Sarepta Therapeutics, Inc.
(b)
............. 531,030 11,427,766
TG Therapeutics, Inc.
(b)
................. 1,123,167 33,481,608
Veracyte, Inc. ....................... 653,005 27,491,511
Vericel Corp.
(b)
....................... 420,155 15,129,782
Vir Biotechnology, Inc. ................. 322,241 1,943,113
447,189,862
Broadline Retail — 0.7%
Etsy, Inc.
(a)
......................... 815,386 45,205,000
Security
Shares
Shares Value
Building Products — 3.6%
Armstrong World Industries, Inc. ........... 356,270 $ 68,083,197
AZZ, Inc. .......................... 248,294 26,612,151
CSW Industrials, Inc.
(b)
................. 79,952 23,468,310
Griffon Corp. ........................ 191,698 14,118,558
Hayward Holdings, Inc.
(a)
................ 791,106 12,222,588
Resideo Technologies, Inc.
(a) (b)
............ 637,178 22,377,691
Zurn Elkay Water Solutions Corp. .......... 1,230,377 57,200,227
224,082,722
Capital Markets — 4.1%
Acadian Asset Management, Inc. .......... 219,528 10,317,816
Artisan Partners Asset Management, Inc. , Class
A ............................. 314,318 12,805,315
BGC Group, Inc. , Class A ............... 1,751,148 15,637,752
Cohen & Steers, Inc. .................. 105,262 6,608,348
Donnelley Financial Solutions, Inc.
(a)
........ 99,208 4,632,022
MarketAxess Holdings, Inc. .............. 38,950 7,059,688
Moelis & Co. , Class A .................. 268,568 18,461,364
Piper Sandler Cos. .................... 74,209 25,209,539
PJT Partners, Inc. , Class A
(b)
............. 200,793 33,572,590
StepStone Group, Inc. , Class A ........... 601,334 38,587,603
StoneX Group, Inc.
(a) (b)
................. 383,588 36,490,726
Victory Capital Holdings, Inc. , Class A ....... 258,015 16,278,166
Virtu Financial, Inc. , Class A .............. 659,312 21,968,276
WisdomTree, Inc. ..................... 949,100 11,569,529
259,198,734
Chemicals — 2.2%
Balchem Corp. ...................... 157,844 24,206,956
Element Solutions, Inc. ................. 939,579 23,480,079
Hawkins, Inc.
(b)
...................... 115,620 16,424,977
Ingevity Corp.
(a) (b)
..................... 170,304 10,078,591
Sensient Technologies Corp. ............. 350,934 32,970,249
Solstice Advanced Materials, Inc.
(a)
......... 694,939 33,760,137
140,920,989
Commercial Services & Supplies — 2.5%
Brady Corp. , Class A, NVS .............. 359,806 28,197,996
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 516,340 50,570,340
Enviri Corp.
(a)
....................... 666,255 11,939,290
Healthcare Services Group, Inc.
(a)
.......... 585,329 11,191,490
Interface, Inc. ....................... 271,654 7,584,580
Liquidity Services, Inc.
(a) (b)
............... 197,226 5,977,920
OPENLANE, Inc.
(a)
.................... 877,812 26,141,241
Pitney Bowes, Inc. .................... 431,458 4,560,511
UniFirst Corp. ....................... 49,615 9,570,734
155,734,102
Communications Equipment — 2.1%
(a)
Calix, Inc. .......................... 498,215 26,370,520
Digi International, Inc.
(b)
................. 306,655 13,275,095
Extreme Networks, Inc. ................. 717,998 11,954,667
NetScout Systems, Inc. ................. 301,983 8,171,660
Viasat, Inc. ......................... 1,117,383 38,505,018
Viavi Solutions, Inc.
(b)
.................. 1,843,792 32,856,373
131,133,333
Construction & Engineering — 3.2%
Arcosa, Inc. ........................ 259,295 27,568,245
Everus Construction Group, Inc.
(a)
.......... 421,357 36,051,305
Granite Construction, Inc.
(b)
.............. 360,583 41,593,249
MYR Group, Inc.
(a)
.................... 128,232 28,018,692
Primoris Services Corp. ................ 446,345 55,409,268
WillScot Holdings Corp. ................ 786,010 14,800,568
203,441,327

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance — 0.7%
(a)
Enova International, Inc. ................ 204,883 $ 32,207,608
EZCORP, Inc. , Class A, NVS ............. 477,856 9,279,963
World Acceptance Corp. ................ 16,004 2,246,802
43,734,373
Consumer Staples Distribution & Retail — 0.7%
Chefs' Warehouse, Inc. (The)
(a) (b)
.......... 299,127 18,644,586
PriceSmart, Inc. ...................... 209,060 25,645,390
44,289,976
Containers & Packaging — 0.4%
Sealed Air Corp. ..................... 562,242 23,293,686
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.
(a) (b)
......... 300,105 31,051,865
Frontdoor, Inc.
(a)
...................... 595,709 34,366,452
Perdoceo Education Corp. ............... 322,588 9,461,506
74,879,823
Diversified REITs — 0.6%
Alexander & Baldwin, Inc. ............... 290,138 5,988,448
Essential Properties Realty Trust, Inc. ....... 1,096,675 32,527,381
38,515,829
Diversified Telecommunication Services — 0.8%
Cogent Communications Holdings, Inc.
(b)
..... 212,932 4,590,814
Iridium Communications, Inc. ............. 527,061 9,160,320
Lumen Technologies, Inc.
(a)
.............. 3,507,654 27,254,471
Uniti Group, Inc.
(b)
.................... 1,489,385 10,440,589
51,446,194
Electric Utilities — 0.4%
MGE Energy, Inc. ..................... 151,790 11,903,372
Otter Tail Corp. ...................... 155,779 12,588,501
24,491,873
Electrical Equipment — 1.3%
(b)
Powell Industries, Inc. .................. 77,765 24,789,927
Sunrun, Inc.
(a)
....................... 1,916,842 35,269,893
Vicor Corp.
(a)
........................ 187,676 20,569,289
80,629,109
Electronic Equipment, Instruments & Components — 6.6%
Advanced Energy Industries, Inc.
(b)
......... 311,802 65,281,985
Arlo Technologies, Inc.
(a)
................ 875,575 12,249,294
Badger Meter, Inc. .................... 243,444 42,459,068
CTS Corp. ......................... 106,196 4,552,623
ePlus, Inc.
(b)
........................ 136,310 11,954,387
Itron, Inc.
(a)
......................... 242,145 22,485,585
Knowles Corp.
(a)
..................... 400,329 8,579,050
Mirion Technologies, Inc. , Class A
(a) (b)
....... 2,047,198 47,945,377
OSI Systems, Inc.
(a) (b)
.................. 131,836 33,626,090
Plexus Corp.
(a)
....................... 98,649 14,501,403
Ralliant Corp. ....................... 484,569 24,669,408
Sanmina Corp.
(a)
..................... 450,740 67,642,552
TTM Technologies, Inc.
(a)
................ 853,592 58,897,848
414,844,670
Energy Equipment & Services — 2.2%
Archrock, Inc. ....................... 1,448,689 37,694,888
Cactus, Inc. , Class A .................. 358,262 16,365,408
Helmerich & Payne, Inc. ................ 404,799 11,609,635
Innovex International, Inc.
(a)
.............. 134,684 2,945,539
Kodiak Gas Services, Inc. ............... 686,581 25,678,130
Noble Corp. plc ...................... 549,417 15,515,536
Oceaneering International, Inc.
(a)
.......... 489,053 11,751,944
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Tidewater, Inc.
(a) (b)
.................... 380,767 $ 19,232,541
140,793,621
Entertainment — 0.8%
Cinemark Holdings, Inc. ................ 522,947 12,153,288
Madison Square Garden Sports Corp.
(a) (b)
..... 148,427 38,390,644
50,543,932
Financial Services — 1.8%
Enact Holdings, Inc. ................... 131,956 5,230,736
EVERTEC, Inc. ...................... 528,556 15,375,694
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 450,394 14,155,883
NCR Atleos Corp.
(a) (b)
.................. 380,664 14,507,105
NMI Holdings, Inc. , Class A
(a) (b)
............ 634,988 25,901,160
Payoneer Global, Inc.
(a)
................. 1,561,493 8,775,591
Radian Group, Inc. .................... 559,621 20,140,760
Sezzle, Inc.
(a) (b)
...................... 141,867 9,005,008
113,091,937
Food Products — 1.0%
Cal-Maine Foods, Inc. .................. 376,608 29,966,699
Freshpet, Inc.
(a) (b)
..................... 254,010 15,476,829
Tootsie Roll Industries, Inc. .............. 163,295 5,981,496
Vital Farms, Inc.
(a) (b)
................... 308,743 9,861,251
61,286,275
Gas Utilities — 0.4%
Chesapeake Utilities Corp. .............. 117,891 14,708,081
Northwest Natural Holding Co. ............ 182,759 8,542,156
23,250,237
Ground Transportation — 0.1%
Hertz Global Holdings, Inc.
(a)
............. 714,462 3,672,335
Health Care Equipment & Supplies — 3.0%
Artivion, Inc.
(a) (b)
...................... 344,392 15,707,719
Glaukos Corp.
(a)
...................... 327,374 36,963,798
ICU Medical, Inc.
(a)
.................... 98,444 14,045,006
Inspire Medical Systems, Inc.
(a)
........... 218,422 20,145,061
LeMaitre Vascular, Inc. ................. 173,392 14,062,091
Merit Medical Systems, Inc.
(a) (b)
............ 308,561 27,196,567
STAAR Surgical Co.
(a)
.................. 214,886 4,961,718
Tandem Diabetes Care, Inc.
(a)
............ 315,437 6,933,305
TransMedics Group, Inc.
(a) (b)
.............. 282,303 34,342,160
UFP Technologies, Inc.
(a) (b)
............... 64,069 14,225,240
188,582,665
Health Care Providers & Services — 2.8%
Addus HomeCare Corp.
(a)
............... 100,006 10,739,644
BrightSpring Health Services, Inc.
(a) (b)
....... 938,601 35,150,608
Concentra Group Holdings Parent, Inc. ...... 491,833 9,679,273
CorVel Corp.
(a)
....................... 161,017 10,896,020
National HealthCare Corp. ............... 103,116 14,136,172
NeoGenomics, Inc.
(a) (b)
................. 623,454 7,331,819
Pediatrix Medical Group, Inc.
(a)
............ 695,398 14,874,563
Privia Health Group, Inc.
(a)
............... 955,124 22,645,990
Progyny, Inc.
(a)
....................... 662,323 17,008,455
RadNet, Inc.
(a) (b)
...................... 367,076 26,190,873
US Physical Therapy, Inc. ............... 59,366 4,635,891
173,289,308
Health Care REITs — 1.2%
CareTrust REIT, Inc. ................... 1,844,626 66,701,676
LTC Properties, Inc. ................... 237,338 8,159,681
Universal Health Realty Income Trust ....... 62,564 2,453,134
77,314,491

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology — 0.7%
Certara, Inc.
(a)
....................... 506,123 $ 4,458,944
HealthStream, Inc. .................... 100,561 2,319,942
Schrodinger, Inc.
(a) (b)
................... 466,195 8,335,566
Waystar Holding Corp.
(a) (b)
............... 948,253 31,055,286
46,169,738
Hotel & Resort REITs — 1.0%
DiamondRock Hospitality Co. ............. 829,232 7,429,919
Ryman Hospitality Properties, Inc. ......... 520,460 49,245,925
Xenia Hotels & Resorts, Inc. ............. 362,307 5,123,021
61,798,865
Hotels, Restaurants & Leisure — 2.3%
BJ's Restaurants, Inc.
(a) (b)
............... 79,013 3,113,112
Brinker International, Inc.
(a)
.............. 367,034 52,676,720
Cheesecake Factory, Inc. (The) ........... 201,903 10,192,063
Monarch Casino & Resort, Inc. ............ 103,099 9,866,574
Papa John's International, Inc. ............ 128,029 4,927,836
Red Rock Resorts, Inc. , Class A ........... 400,983 24,840,897
Shake Shack, Inc. , Class A
(a)
............. 332,528 26,991,298
Six Flags Entertainment Corp.
(a) (b)
.......... 379,358 5,819,352
United Parks & Resorts, Inc.
(a) (b)
........... 120,097 4,359,521
142,787,373
Household Durables — 2.1%
Cavco Industries, Inc.
(a) (b)
................ 64,474 38,087,371
Champion Homes, Inc.
(a)
................ 212,257 17,935,716
Green Brick Partners, Inc.
(a)
.............. 143,407 8,985,883
Installed Building Products, Inc.
(b)
.......... 187,090 48,529,275
Sonos, Inc.
(a)
........................ 998,561 17,534,731
131,072,976
Household Products — 0.3%
Reynolds Consumer Products, Inc. ......... 204,441 4,685,788
WD-40 Co. ......................... 65,933 12,982,207
17,667,995
Independent Power and Renewable Electricity Producers — 0.5%
Clearway Energy, Inc. , Class A ............ 287,564 9,035,261
Clearway Energy, Inc. , Class C ........... 700,885 23,311,435
32,346,696
Industrial REITs — 0.8%
LXP Industrial Trust ................... 259,011 12,841,766
Terreno Realty Corp. .................. 597,885 35,101,828
47,943,594
Insurance — 2.1%
AMERISAFE, Inc. .................... 72,233 2,774,470
Assured Guaranty Ltd. ................. 186,093 16,724,178
Goosehead Insurance, Inc. , Class A ........ 140,717 10,363,807
HCI Group, Inc. ...................... 88,726 17,007,887
Horace Mann Educators Corp. ............ 174,187 8,043,956
Mercury General Corp. ................. 219,625 20,657,927
Palomar Holdings, Inc.
(a) (b)
............... 218,927 29,502,602
ProAssurance Corp.
(a)
.................. 217,837 5,262,942
Safety Insurance Group, Inc. ............. 63,105 4,916,511
SiriusPoint Ltd.
(a)
..................... 160,581 3,515,118
Trupanion, Inc.
(a) (b)
.................... 184,750 6,904,107
United Fire Group, Inc. ................. 89,321 3,246,818
128,920,323
Interactive Media & Services — 0.6%
(a)
Cargurus, Inc. , Class A
(b)
................ 335,540 12,867,959
QuinStreet, Inc. ...................... 301,748 4,336,119
TripAdvisor, Inc.
(b)
.................... 965,749 14,061,305
Security
Shares
Shares Value
Interactive Media & Services (continued)
Yelp, Inc.
(b)
......................... 279,435 $ 8,492,030
39,757,413
IT Services — 0.4%
DigitalOcean Holdings, Inc.
(a) (b)
............ 566,844 27,276,533
Leisure Products — 0.4%
Acushnet Holdings Corp.
(b)
.............. 227,755 18,179,404
Topgolf Callaway Brands Corp.
(a)
.......... 737,798 8,610,103
26,789,507
Life Sciences Tools & Services — 0.2%
(a)
Azenta, Inc.
(b)
....................... 203,361 6,763,787
BioLife Solutions, Inc. .................. 162,000 3,917,160
Cytek Biosciences, Inc. ................. 593,807 2,998,725
OmniAb, Inc., 12.50 Earnout Shares
(d)
....... 76,503 1
OmniAb, Inc., 15.00 Earnout Shares
(d)
....... 76,503 1
13,679,674
Machinery — 5.3%
Astec Industries, Inc. .................. 91,222 3,951,737
Enerpac Tool Group Corp. , Class A ......... 264,096 10,099,031
Enpro, Inc.
(b)
........................ 174,020 37,262,903
ESCO Technologies, Inc. ............... 213,333 41,683,135
Federal Signal Corp. .................. 502,329 54,547,906
Franklin Electric Co., Inc. ............... 174,904 16,708,579
Gates Industrial Corp. plc
(a) (b)
............. 1,152,137 24,736,381
JBT Marel Corp.
(b)
.................... 429,320 64,685,644
Kadant, Inc. ........................ 49,903 14,223,353
Mueller Water Products, Inc. , Class A ....... 839,418 19,994,937
Proto Labs, Inc.
(a)
..................... 196,719 9,952,014
Standex International Corp. .............. 100,095 21,748,642
Tennant Co. ........................ 64,752 4,772,223
Worthington Enterprises, Inc. ............. 119,572 6,166,328
330,532,813
Media — 0.1%
DoubleVerify Holdings, Inc.
(a)
............. 655,431 7,498,131
Metals & Mining — 0.6%
Century Aluminum Co.
(a)
................ 267,857 10,494,637
Materion Corp. ...................... 94,734 11,777,331
Warrior Met Coal, Inc.
(b)
................. 186,736 16,464,513
38,736,481
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Adamas Trust, Inc. .................... 697,736 5,093,473
ARMOUR Residential REIT, Inc. ........... 924,361 16,351,946
Ellington Financial, Inc. ................. 886,511 12,038,819
PennyMac Mortgage Investment Trust ....... 718,050 9,011,528
42,495,766
Multi-Utilities — 0.2%
Avista Corp. ........................ 317,728 12,245,237
Office REITs — 0.1%
JBG SMITH Properties ................. 294,995 5,017,865
Oil, Gas & Consumable Fuels — 0.7%
Comstock Resources, Inc.
(a) (b)
............ 381,262 8,837,653
CVR Energy, Inc.
(a)
.................... 120,267 3,059,593
International Seaways, Inc.
(b)
............. 334,594 16,244,539
Kinetik Holdings, Inc. , Class A ............ 181,277 6,535,036
Par Pacific Holdings, Inc.
(a)
.............. 200,546 7,047,186
REX American Resources Corp.
(a)
......... 162,970 5,267,190
46,991,197

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.3%
SkyWest, Inc.
(a)
...................... 205,400 $ 20,624,214
Personal Care Products — 0.1%
Interparfums, Inc. ..................... 86,549 7,341,952
Pharmaceuticals — 2.8%
Amphastar Pharmaceuticals, Inc.
(a) (b)
........ 152,856 4,093,484
ANI Pharmaceuticals, Inc.
(a) (b)
............. 148,508 11,723,221
Collegium Pharmaceutical, Inc.
(a) (b)
......... 261,131 12,090,365
Corcept Therapeutics, Inc.
(a) (b)
............ 773,350 26,912,580
Harmony Biosciences Holdings, Inc.
(a)
....... 328,292 12,284,687
Indivior plc
(a)
........................ 1,031,389 37,006,237
Innoviva, Inc.
(a)
...................... 348,161 6,959,738
Ligand Pharmaceuticals, Inc.
(a)
............ 162,587 30,740,324
Pacira BioSciences, Inc.
(a)
............... 354,973 9,186,701
Phibro Animal Health Corp. , Class A ........ 169,877 6,346,605
Supernus Pharmaceuticals, Inc.
(a) (b)
......... 326,828 16,243,352
173,587,294
Professional Services — 1.1%
CSG Systems International, Inc. ........... 224,395 17,208,852
Upwork, Inc.
(a) (b)
...................... 1,079,308 21,391,885
Verra Mobility Corp. , Class A
(a)
............ 1,318,118 29,539,024
68,139,761
Real Estate Management & Development — 0.3%
St. Joe Co. (The) ..................... 329,141 19,541,101
Residential REITs — 0.3%
Centerspace ........................ 66,607 4,444,019
Elme Communities .................... 493,233 8,582,254
NexPoint Residential Trust, Inc. ........... 83,360 2,509,136
Veris Residential, Inc. .................. 303,648 4,518,282
20,053,691
Retail REITs — 1.6%
Curbline Properties Corp. ............... 800,786 18,586,243
Getty Realty Corp. .................... 220,420 6,032,895
Macerich Co. (The) ................... 1,100,179 20,309,304
Phillips Edison & Co., Inc. ............... 602,737 21,439,355
Saul Centers, Inc. .................... 57,922 1,826,281
Tanger, Inc. ......................... 627,590 20,942,678
Urban Edge Properties ................. 498,556 9,567,290
Whitestone REIT ..................... 188,984 2,624,988
101,329,034
Semiconductors & Semiconductor Equipment — 4.4%
(a)
ACM Research, Inc. , Class A
(b)
............ 440,059 17,360,327
Axcelis Technologies, Inc.
(b)
.............. 163,888 13,166,762
FormFactor, Inc.
(b)
.................... 640,350 35,718,723
Impinj, Inc.
(b)
........................ 221,363 38,519,376
MaxLinear, Inc. ...................... 293,397 5,113,910
PDF Solutions, Inc.
(b)
.................. 265,893 7,585,927
Penguin Solutions, Inc.
(b)
................ 195,812 3,830,083
Qorvo, Inc.
(b)
........................ 437,582 36,980,055
Semtech Corp. ...................... 501,773 36,975,652
SiTime Corp.
(b)
....................... 181,115 63,968,007
SolarEdge Technologies, Inc.
(b)
............ 293,113 8,456,310
Veeco Instruments, Inc. ................ 254,907 7,285,242
274,960,374
Software — 5.5%
A10 Networks, Inc. .................... 393,280 6,957,123
ACI Worldwide, Inc.
(a) (b)
................. 562,046 26,871,419
Adeia, Inc. ......................... 904,635 15,604,954
Agilysys, Inc.
(a) (b)
..................... 209,627 24,912,073
Alarm.com Holdings, Inc.
(a)
.............. 238,987 12,193,117
BlackLine, Inc.
(a) (b)
.................... 412,782 22,822,717
Security
Shares
Shares Value
Software (continued)
Box, Inc. , Class A
(a) (b)
.................. 777,964 $ 23,268,903
Cleanspark, Inc.
(a) (b)
................... 1,346,735 13,628,958
Clear Secure, Inc. , Class A .............. 732,424 25,693,434
InterDigital, Inc. ...................... 212,674 67,711,148
LiveRamp Holdings, Inc.
(a)
............... 525,789 15,442,423
MARA Holdings, Inc.
(a) (b)
................ 1,718,246 15,429,849
N-able, Inc.
(a)
........................ 315,787 2,362,087
Progress Software Corp.
(a)
............... 242,398 10,413,418
Q2 Holdings, Inc.
(a)
.................... 325,423 23,482,524
Sprinklr, Inc. , Class A
(a) (b)
................ 1,005,723 7,824,525
SPS Commerce, Inc.
(a)
................. 186,903 16,658,664
Teradata Corp.
(a)
..................... 438,845 13,358,442
344,635,778
Specialized REITs — 0.8%
Four Corners Property Trust, Inc. .......... 411,457 9,488,198
Millrose Properties, Inc. , Class A ........... 751,468 22,446,349
Outfront Media, Inc. ................... 817,287 19,696,617
51,631,164
Specialty Retail — 1.9%
American Eagle Outfitters, Inc. ............ 549,505 14,490,447
Boot Barn Holdings, Inc.
(a) (b)
.............. 251,822 44,439,028
Buckle, Inc. (The) .................... 150,135 8,020,212
National Vision Holdings, Inc.
(a) (b)
.......... 655,160 16,916,231
Urban Outfitters, Inc.
(a)
................. 444,584 33,459,392
117,325,310
Textiles, Apparel & Luxury Goods — 0.4%
Kontoor Brands, Inc. ................... 229,452 14,017,223
Steven Madden Ltd. ................... 338,028 14,075,486
28,092,709
Trading Companies & Distributors — 0.7%
Air Lease Corp. , Class A ................ 494,684 31,773,553
DXP Enterprises, Inc.
(a) (b)
................ 105,508 11,583,724
43,357,277
Water Utilities — 0.5%
American States Water Co. .............. 207,874 15,066,707
California Water Service Group ........... 237,632 10,296,595
Middlesex Water Co. .................. 82,267 4,147,902
29,511,204
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a) (b)
....................... 644,973 3,005,574
Total Long-Term Investments — 98 .9%
(Cost: $ 5,179,883,934 ) ............................ 6,219,928,677

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.5%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(g)
................... 343,252,429 $ 343,424,055
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.72% .................... 62,535,444 62,535,444
Total Short-Term Securities — 6 .5%
(Cost: $ 405,714,310 ) .............................. 405,959,499
Total Investments — 105 .4%
(Cost: $ 5,585,598,244 ) ............................ 6,625,888,176
Liabilities in Excess of Other Assets — (5.4) % ............. (338,832,945)
Net Assets — 100.0% ...............................
$ 6,287,055,231
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 393,074,906 $ — $ (49,649,810)
(a)
$ (2,198) $ 1,157 $ 343,424,055 343,252,429 $ 705,732
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 20,421,688 42,113,756
(a)
— — — 62,535,444 62,535,444 482,916 —
$ (2,198) $ 1,157 $ 405,959,499 $ 1,188,648 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 102 03/20/26 $ 12,740 $ (291,521)

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P Small-Cap 600 Growth ETF

Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
BankUnited, Inc. ........... Merrill Lynch International & Co. USD 41,017 02/15/28 0.40% 1D OBFR01 Monthly $ (1,171)
MarketAxess Holdings, Inc. .... BNP Paribas SA 22,615,092 08/12/27 0.20% 1D OBFR01 Monthly 312,126
Moelis & Co. .............. JPMorgan Chase Bank NA 3,253,838 02/09/26 0.40% 1D OBFR01 Monthly (23,952)
Moelis & Co. .............. Goldman Sachs Bank USA 2,226,881 08/19/26 0.40% 1D FEDL01 Monthly (21,496)
Perdoceo Education Corp. ..... BNP Paribas SA 39,204 08/12/27 0.20% 1D OBFR01 Monthly 10
Pitney Bowes, Inc. .......... JPMorgan Chase Bank NA 251,628 02/09/26 0.40% 1D OBFR01 Monthly 18,668
Pitney Bowes, Inc. .......... HSBC Bank plc 1,184,549 02/09/28 0.40% 1D OBFR01 Monthly 87,878
Preferred Bank ............ BNP Paribas SA 30,024 08/12/27 0.20% 1D OBFR01 Monthly (1,883)
Sealed Air Corp. ........... BNP Paribas SA 6,828,501 08/12/27 0.20% 1D OBFR01 Monthly 21,080
SiriusPoint Ltd. ............ Merrill Lynch International & Co. 15,390,501 02/15/28 0.40% 1D OBFR01 Monthly (147,969)
WSFS Financial Corp. ....... HSBC Bank plc 1,293,389 02/09/28 0.40% 1D OBFR01 Monthly (48,942)
Total long positions of equity swaps 194,349
Net dividends and financing fees (49,327)
Total equity swap contracts including dividends and financing fees $ 145,022
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P Small-Cap 600 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,219,928,675 $ — $ 2 $ 6,219,928,677
Short-Term Securities
Money Market Funds ...................................... 405,959,499 — — 405,959,499
$ 6,625,888,174 $ — $ 2 $ 6,625,888,176
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 439,762 $ — $ 439,762
Liabilities
Equity contracts ........................................... (291,521) (294,740) — (586,261)
$ (291,521) $ 145,022 $ — $ (146,499)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust